Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock-Based Compensation	The following table is a summary of stock-based compensation for the years ended December 31, 2022, 2021 and 2020:

In millions	2022	2021	2020
Restricted stock units and performance stock units	$369	$404	$329
Stock options and stock appreciation rights (“SARs”) (1)	78	80	71
Total stock-based compensation	$447	$484	$400
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(1)Includes the ESPP.

RSU and Performance Share Unit Activity
The following table is a summary of the restricted stock unit and performance stock unit activity for the year ended December 31, 2022:

In thousands, except weighted average grant date fair value	Units	Weighted Average Grant Date Fair Value
Outstanding at beginning of year, nonvested	14,330	$63.02
Granted	5,398	$101.13
Vested (1)	(5,626)	$58.28
Forfeited	(1,421)	$72.76
Outstanding at end of year, nonvested	12,681	$80.25
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(1)Vested performance stock units have been included at target level performance. Based on actual performance, the number of restricted stock units and performance stock units vested during the year ended December 31, 2022 was 8.0 million.

Summary of Stock Option and SAR Activity
The following table is a summary of stock option and SAR activity that occurred for the years ended December 31, 2022, 2021 and 2020:

In millions	2022	2021	2020
Cash received from stock options exercised (including ESPP)	$551	$549	$264
Payments for taxes for net share settlement of equity awards	370	168	88
Intrinsic value of stock options and SARs exercised	118	105	24
Fair value of stock options and SARs vested	219	224	252

Schedule of Valuation Assumptions
The fair value of each stock option is estimated using the Black-Scholes option pricing model based on the following assumptions at the time of grant:

	2022	2021	2020
Dividend yield (1)	2.18%	2.68%	3.42%
Expected volatility (2)	27.34%	27.10%	25.22%
Risk-free interest rate (3)	2.46%	1.13%	0.61%
Expected life (in years) (4)	6.3	6.3	6.3
Weighted-average grant date fair value	$24.15	$14.57	$8.78
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(1)The dividend yield is based on annual dividends paid and the fair market value of CVS Health Corporation stock at the grant date.
(2)The expected volatility is estimated based on the historical volatility of CVS Health Corporation’s daily stock price over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.
(3)The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.
(4)The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option or SAR holder exercise experience.

Schedule of Stock Options and Stock Appreciation Rights Award Activity
The following table is a summary of the Company’s stock option and SAR activity for the year ended December 31, 2022:

In thousands, except weighted average exercise price and remaining contractual term	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	19,061	$71.74
Granted	1,993	$101.04
Exercised	(4,921)	$75.91
Forfeited	(478)	$70.78
Expired	(615)	$99.78
Outstanding at end of year	15,040	$73.15	4.52	$340,507
Exercisable at end of year	7,730	$72.39	2.76	184,904
Vested at end of year and expected to vest in the future	14,757	$72.96	4.47	336,664

Schedule ESPP Valuation Assumptions
The following table is a summary of the assumptions used to value the ESPP awards for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Dividend yield (1)	1.12%	1.34%	1.46%
Expected volatility (2)	23.54%	25.27%	37.21%
Risk-free interest rate (3)	1.42%	0.08%	0.81%
Expected life (in years) (4)	0.5	0.5	0.5
Weighted-average grant date fair value	$16.25	$12.55	$13.85
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(1)The dividend yield is calculated based on semi-annual dividends paid and the fair market value of CVS Health Corporation stock at the grant date.
(2)The expected volatility is estimated based on the historical volatility of CVS Health Corporation’s daily stock price over the previous six month period.
(3)The risk-free interest rate is selected based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP purchases (i.e., six months).
(4)The expected life is based on the semi-annual purchase period